Transactions with Related Parties, Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Due to related parties	$ 9,486	$ 7,271
Related Party [Member]
Transactions with Related Parties [Abstract]
Due to related parties	9,486	7,271
Related Party [Member] | Seanergy [Member]
Transactions with Related Parties [Abstract]
Due to related parties	6,299	5,597
Related Party [Member] | Seanergy Management [Member]
Transactions with Related Parties [Abstract]
Due to related parties	1,582	1,004
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Due to related parties	$ 1,605	$ 670